Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024
Multi Trust Funds | Natixis Gateway Quality Income ETF | Natixis Gateway Quality Income ETF
Prospectus [Line Items]
Annual Return [Percent]	14.72%	15.88%